Annual Operating Expenses - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2024
Fidelity Advisor Consumer Staples Fund - Class A
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	0.98%
Fidelity Advisor Consumer Staples Fund - Class C
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.72%
Fidelity Advisor Consumer Staples Fund - Class M
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[2]
Total annual operating expenses	1.23%
Fidelity Advisor Consumer Staples Fund - Class I
Operating Expenses:
Management fee	0.69%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.71%
Fidelity Advisor Consumer Staples Fund - Class Z
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.58%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22%, 0.23%, 0.22%, 0.20%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.